UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES HOLDING LLC
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   13

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $   11,194,390
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
03    028-12848             ICAHN CAPITAL LP
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS LLC
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-11143             ICAHN MANAGEMENT LP
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
12    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------
13    028-15034             IEP ENERGY LLC
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ------ ---------- ------
AMERICAN RAILCAR INDS INC    COM             02916P103     8,704    307,123 SH       DEFINED                       307,123
AMERICAN RAILCAR INDS INC    COM             02916P103   327,728 11,564,145 SH       DEFINED    10              11,564,145
CVR ENERGY INC               COM             12662P108 2,616,553 71,198,718 SH       DEFINED    13              71,198,718
CHESAPEAKE ENERGY CORP       COM             165167107   189,022 10,017,042 SH       DEFINED    1               10,017,042
CHESAPEAKE ENERGY CORP       COM             165167107   756,086 40,068,160 SH       DEFINED    3               40,086,160
COMMERCIAL METALS CO         COM             201723103    20,944  1,586,695 SH       DEFINED    1                1,586,695
COMMERCIAL METALS CO         COM             201723103    83,777  6,346,780 SH       DEFINED    3                6,346,780
ENZON PHARMACEUTICALS INC    COM             293904108     8,220  1,180,972 SH       DEFINED    1                1,180,972
ENZON PHARMACEUTICALS INC    COM             293904108    32,878  4,723,891 SH       DEFINED    3                4,723,891
FEDERAL MOGUL CORP           COM             313549404   701,785 76,697,804 SH       DEFINED    7               76,697,804
FOREST LABS INC              COM             345838106   218,375  6,132,398 SH       DEFINED    1                6,132,398
FOREST LABS INC              COM             345838106   873,499 24,529,607 SH       DEFINED    3               24,529,607
HAIN CELESTIAL GROUP INC     COM             405217100    89,845  1,426,112 SH       DEFINED    1                1,426,112
HAIN CELESTIAL GROUP INC     COM             405217100   359,380  5,704,451 SH       DEFINED    3                5,704,451
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   134,747  3,312,361 SH       DEFINED    2                3,312,361
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   134,575  3,308,126 SH       DEFINED    12               3,308,126
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   166,040  4,081,621 SH       DEFINED    9                4,081,621
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101 1,509,693 37,111,439 SH       DEFINED    4               37,111,439
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   449,700 11,054,564 SH       DEFINED    5               11,054,564
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   660,522 16,237,009 SH       DEFINED    11              16,237,009
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   578,981 14,232,566 SH       DEFINED    6               14,232,566
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   208,672  5,129,595 SH       DEFINED    8                5,129,595
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   110,488  2,716,019 SH       DEFINED                     2,716,019
MENTOR GRAPHICS CORP         COM             587200106    49,908  3,224,057 SH       DEFINED    1                3,224,057
MENTOR GRAPHICS CORP         COM             587200106   199,634 12,896,232 SH       DEFINED    3               12,896,232
MOTRICITY INC                COM             620107102       490  1,000,000 SH       DEFINED    1                1,000,000
MOTRICITY INC                COM             620107102     2,833  5,782,039 SH       DEFINED                     5,782,039
NAVISTAR INTL CORP           NEW COM         63934E108    43,237  2,050,099 SH       DEFINED    1                2,050,099
NAVISTAR INTL CORP           NEW COM         63934E108   172,946  8,200,401 SH       DEFINED    3                8,200,401
NETFLIX INC                  COM             64110L106    13,610    250,000 SH       DEFINED    1                  250,000
NETFLIX INC                  COM             64110L106    54,440  1,000,000 SH       DEFINED    3                1,000,000
OSHKOSH CORP                 COM             688239201    47,538  1,733,054 SH       DEFINED    1                1,733,054
OSHKOSH CORP                 COM             688239201   190,150  6,932,206 SH       DEFINED    3                6,932,206
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    17,076  1,637,214 SH       DEFINED    1                1,637,214
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    68,305  6,548,860 SH       DEFINED    3                6,548,860
WEBMD HEALTH CORP            COM             94770V102    18,802  1,340,106 SH       DEFINED    1                1,340,106
WEBMD HEALTH CORP            COM             94770V102    75,207  5,360,419 SH       DEFINED    3                5,360,419


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